JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST - Schedule of Master Trust Net Assets and Plan's Interest in Master Trust (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments in Master Trust	$ 176,154,364	$ 144,961,704
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Stock Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total investments in Master Trust	12,760,945	7,984,158
EBP, Nonconsolidated, Plan Interest in Master Trust | Other Separate Accounts | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total investments in Master Trust	163,393,419	136,977,546
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Total investments in Master Trust	7,676,102,345	7,080,136,143
EBP, Nonconsolidated, Master Trust | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total investments in Master Trust	518,328,741	389,204,925
EBP, Nonconsolidated, Master Trust | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total investments in Master Trust	7,157,773,604	6,690,931,218
EBP, Nonconsolidated, Master Trust | Common Stock Funds
EBP, Master Trust [Line Items]
Total investments in Master Trust	518,328,741	389,204,925
EBP, Nonconsolidated, Master Trust | Common Stock Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total investments in Master Trust	518,328,741	389,204,925
EBP, Nonconsolidated, Master Trust | Common Stock Funds | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total investments in Master Trust	0	0
EBP, Nonconsolidated, Master Trust | Other Separate Accounts
EBP, Master Trust [Line Items]
Total investments in Master Trust	7,157,773,604	6,690,931,218
EBP, Nonconsolidated, Master Trust | Other Separate Accounts | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total investments in Master Trust	0	0
EBP, Nonconsolidated, Master Trust | Other Separate Accounts | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total investments in Master Trust	$ 7,157,773,604	$ 6,690,931,218